Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$145,328,721.61	0.3981609	$116,860,042.90	0.3201645	$28,468,678.71
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$686,168,721.61	0.6019869	$657,700,042.90	0.5770108	$28,468,678.71

Weighted Avg. Coupon (WAC)	3.25%		3.25%
Weighted Avg. Remaining Maturity (WARM)	46.18		45.23
Pool Receivables Balance	$729,377,287.96		$699,756,711.51
Remaining Number of Receivables	50,287		49,291

Adjusted Pool Balance	$703,395,525.95		$674,926,847.24

III. COLLECTIONS

Principal:
Principal Collections	$28,711,966.09
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$595,240.91
Total Principal Collections	$29,307,207.00

Interest:
Interest Collections	$1,954,776.64
Late Fees & Other Charges	$40,956.80
Interest on Repurchase Principal	$-
Total Interest Collections	$1,995,733.44

Collection Account Interest	$1,577.08
Reserve Account Interest	$178.64
Servicer Advances	$-

Total Collections	$31,304,696.16

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$31,304,696.16
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,304,696.16

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$607,814.41		$607,814.41	$607,814.41
Collection Account Interest					$1,577.08
Late Fees & Other Charges					$40,956.80
Total due to Servicer					$650,348.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$55,709.34		$55,709.34
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$412,288.34		$412,288.34	$412,288.34

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$30,106,782.53

9. Regular Principal Distribution Amount:					$28,468,678.71

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$28,468,678.71
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$28,468,678.71	$28,468,678.71
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$28,468,678.71	$28,468,678.71

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,638,103.82

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,981,762.01
Beginning Period Amount	$25,981,762.01
Current Period Amortization	$1,151,897.74
Ending Period Required Amount	$24,829,864.27
Ending Period Amount	$24,829,864.27
Next Distribution Date Amount	$23,704,194.80

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.45%	2.55%	2.55%

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.10%	48,848	98.82%	$691,495,611.83
30 - 60 Days	0.69%	338	0.91%	$6,355,563.04
61 - 90 Days	0.19%	96	0.26%	$1,785,752.44
91 + Days	0.02%	9	0.02%	$119,784.20
		49,291		$699,756,711.51
Total
Delinquent Receivables 61 + days past due	0.21%	105	0.27%	$1,905,536.64
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	80	0.20%	$1,427,641.22
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	111	0.27%	$2,068,569.30
Three-Month Average Delinquency Ratio	0.20%		0.25%

Repossession in Current Period		37		$704,716.85
Repossession Inventory		87		$546,310.83

Charge-Offs
Gross Principal of Charge-Off for Current Period				$908,610.36
Recoveries				$(595,240.91)
Net Charge-offs for Current Period				$313,369.45

Beginning Pool Balance for Current Period				$729,377,287.96

Net Loss Ratio				0.52%
Net Loss Ratio for 1st Preceding Collection Period				0.48%
Net Loss Ratio for 2nd Preceding Collection Period				0.71%
Three-Month Average Net Loss Ratio for Current Period				0.57%

Cumulative Net Losses for All Periods				$7,410,876.61
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$2,922,193.96
Number of Extensions				144